Share-based Payments (Tables)	6 Months Ended
Jun. 30, 2023
Disclosure of terms and conditions of share-based payment arrangement [line items]
Schedule of share-based payment arrangement expense

In € thousand	June 30, 2023	June 30, 2022
Equity-settled
General population and executives – standard ESOP	3,684	5,225
General population – Restricted Stock Units (“RSU”)	2,312	1,728
Executives – ESOP modified	504	1,705
Executives – RSU	1,845	1,676
Executives – Performance-based stock options	1,058	(919)
Executives – Time-based stock options	553	3,463
Share-based payment – Vendor	4,561	—
Cash-settled
Joint stock ownership Plan (JSOP) incl. bonus	—	(3,411)
Executives – Success fees	—	2,141
Total expense	14,517	11,608

General population and executives - standard ESOP
Disclosure of terms and conditions of share-based payment arrangement [line items]
Schedule of expense from share-based payment arrangement

In € thousand	June 30, 2023	June 30, 2022
Expense arising from equity-settled share-based payments	3,684	5,225

Schedule of movements

	2023		2022
	Number	2023	Number	2022
(in units)	of options	WAEP	of options	WAEP
Outstanding at January 1	8,049,568	€0.00	19,573,307	€0.00
Granted during the period	—	€0.00	5,714	€0.00
Forfeited during the period	(445,963)	€0.00	(442,835)	€0.00
Exercised during the period	(1,278,108)	€0.00	(8,253,725)	€0.00
Transferred to cash-settled	—	€0.00	(22,856)	€0.00
Outstanding at June 30	6,325,497	€0.00	10,859,605	€0.00

General population - Restricted Stock Units ("RSU")
Disclosure of terms and conditions of share-based payment arrangement [line items]
Schedule of expense from share-based payment arrangement

In € thousand	June 30, 2023	June 30, 2022
Expense arising from equity settled RSU	2,312	1,728

Schedule of movements

	2023		2022
	Number	2023	Number	2022
(in units)	of RSUs	WAEP	of RSUs	WAEP
Outstanding at January 1	4,275,098	€0.12	162,800	€0.12
Assigned during the period	1,790,364	€0.12	2,782,614	€0.12
Exercised during the period	(1,017,273)	€0.12	—	—
Forfeited during the period	(272,914)	€0.12	(9,837)	—
Outstanding at June 30	4,775,275	€0.12	2,935,577	€0.12

Executives - ESOP modified
Disclosure of terms and conditions of share-based payment arrangement [line items]
Schedule of expense from share-based payment arrangement

In € thousand	June 30, 2023	June 30, 2022
Expense arising from equity-settled share-based payments	504	1,705

Schedule of movements

	2023		2022
	Number	2023	Number	2022
(in units)	of options	WAEP	of options	WAEP
Outstanding at January 1	728,020	€6.94	1,888,477	€7.90
Granted during the period	—	—	—	—
Forfeited during the period	(302,327)	€8.47	(86,796)	€8.90
Outstanding at June 30	425,693	€5.85	1,801,681	€7.85

Executives - Restricted Stock Units ("RSU")
Disclosure of terms and conditions of share-based payment arrangement [line items]
Schedule of expense from share-based payment arrangement

In € thousand	June 30, 2023	June 30, 2022
Expense arising from equity settled RSU	1,845	1,676

Schedule of movements

	2023		2022
	Number	2023	Number	2022
(in units)	of RSUs	WAEP	of RSUs	WAEP
Outstanding at January 1	2,324,725	€0.12	1,050,913	€0.12
Assigned during the period	604,572	€0.12	370,434	€0.12
Forfeited during the period	(54,986)	€0.12	(163,200)	€0.12
Exercised during the period	(261,520)	€0.12	(49,548)	€0.12
Outstanding at June 30	2,612,791	€0.12	1,208,599	€0.12

Executives - Performance-based stock options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Schedule of expense / (income) from share-based payment arrangement

In € thousand	June 30, 2023	June 30, 2022
Expense/(income) arising from performance-based stock options	1,058	(919)

Schedule of movements

	2023		2022
	Number of	2023	Number of	2022
(in units)	options	WAEP	options	WAEP
Outstanding at January 1	3,596,721	€7.94	7,036,501	€8.15
Assigned during the period	—	—	1,272,059	€9.42
Forfeited during the period	—	—	(4,711,839)	€8.66
Outstanding at June 30	3,596,721	€7.94	3,596,721	€7.93

Schedule of inputs used for measurement of fair values

June 30, 2022
Risk free rate range	0.60% - 0.81%
Expected dividend yield	—
Expected exercise term	3.3 years
Expected volatility	109.9% - 111.4%

Executives - Time-based stock options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Schedule of expense from share-based payment arrangement

In € thousand	June 30, 2023	June 30, 2022
Expense arising from time-based stock options	553	3,463

Schedule of movements

	2023		2022
	Number of	2023	Number of	2022
(in units)	options	WAEP	options	WAEP
Outstanding at January 1	3,107,488	€4.07	2,951,000	€7.25
Granted during the period	—	—	768,817	€3.62
Forfeited during the period	—	—	—	—
Outstanding at June 30	3,107,488	€4.07	3,719,817	€6.50

Schedule of inputs used for measurement of fair values

June 30, 2022
Risk free rate	(0.69%) – 0.21%
Expected dividend yield	0
Expected exercise term	9.9 years
Expected volatility	121.9% - 124.1%

Executives - Joint Stock Ownership plan (JSOP) and bonus
Disclosure of terms and conditions of share-based payment arrangement [line items]
Schedule of expense / (income) from share-based payment arrangement

In € thousand	June 30, 2023	June 30, 2022
Income for JSOP	—	(2,718)
Income for bonus	—	(693)
Total income	—	(3,411)